STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative 1)							1 Months Ended										3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 10, 2021 USD ($)	Oct. 25, 2020	Jun. 08, 2020 USD ($) $ / shares shares	Jun. 03, 2020 $ / shares shares	Jun. 01, 2020 USD ($) $ / shares shares	Apr. 08, 2020 USD ($) d $ / shares shares	Aug. 31, 2020 USD ($) shares	Jul. 30, 2020 USD ($) $ / shares shares	May 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Sep. 16, 2019 USD ($) $ / shares shares	Jul. 22, 2019 USD ($) $ / shares shares	May 20, 2019 USD ($) $ / shares shares	Apr. 22, 2019 USD ($) $ / shares shares	Oct. 22, 2018 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	May 31, 2020 USD ($) $ / shares	May 31, 2021 $ / shares shares	May 31, 2020 USD ($) $ / shares	Nov. 30, 2020 USD ($) $ / shares shares	Nov. 30, 2019 $ / shares shares	Apr. 09, 2021 USD ($)
Number of shares issued | shares																					20,000
Debt extinguishment | $																					$ 6,026,657
Dividend payable | $																					$ 400,000
Debt instrument conversion price						$ 1.50
Number of shares converted (in shares) | shares						33,333
Value of converted shares | $						$ 5,000
Debt indebtedness | $	$ 190,300
Number of warrant issued | shares																						2,290,373
Number of warrant issued for consultant for marketing services | shares																			15,000
Class of warrant or right grant date fair value | $						11,591,623
Exercise price of warrants																			$ 2.50		$ 0.25
Warrant inducement expense | $																		$ (845,000)		$ (845,000)	$ (845,415)
Proceeds from issuance of warrant | $						239,747
Warrant fair value at reduced price | $						$ 29,150
Series A Preferred Stock [Member]
Share issue price						$ 5,000
Percentage of dividend accured						10.00%
Consecutive trading days | d						20
Debt indebtedness | $						$ 250,000
Share price						$ 5,000
Description of conversion features						Holders of shares of Series A Preferred Stock are not entitled to vote with the holders of common stock, however, for so long as there are 423 shares of Series A Preferred Stock outstanding, the Company is required to obtain the consent of the holders of the Series A Preferred Stock to take certain corporate actions, including to incur indebtedness in excess of $250,000 in the aggregate.
Series A Preferred Stock [Member]
Number of shares issued | shares						1,391
Debt extinguishment | $						$ 11,591,623
Debt issue costs | $						29,150
Fair value of debt | $						8,333
Debt Instrument, Face Amount | $						$ 7,000,000
Dividend payable | $																							$ 1,000,000
Preferred stock, shares outstanding | shares																			0		1,391	0
Security Purchase Agreements [Member]
Warrant expiry date																					Oct. 22, 2023
Number of warrant issued | shares																					1,498,418
Class of warrant or right grant date fair value | $																					$ 239,747
Exercise price of warrants																					$ 0.25
Warrant fair value at reduced price per share																					0.16
Warrant fair value at the contractual price																					$ 0.25
Description of conversion features																					The holders reflecting 4,000 warrants for each $1,000 of unpaid interest accrued on the Notes.
Convertible Notes Payable [Member] | Series A Preferred Stock [Member]
Number of shares converted (in shares) | shares						1,391
Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Number of shares issued | shares						1,498,418
Private Placement [Member]
Additional warrant issued | $																	$ 992,614
Exercise price of warrants																					$ 0.25
Series A Preferred Stock [Member]
Debt instrument conversion price						$ 1.50
Accredited Investors [Member] | Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Number of units issued | shares														2,080.265	2,080.265	1,275.0
Debt Instrument, Face Amount | $														$ 2,080,265	$ 2,080,265	$ 1,275,000
Units issued, price per unit														$ 1,000	$ 1,000	$ 1,000
Secured convertible promissory note issued per unit														$ 1,000	$ 1,000	$ 1,000
Interest rate percentage														10.00%	10.00%	10.00%
Debt instrument conversion price														$ 0.15	$ 0.15	$ 0.15
Number of warrants granted per unit | shares														4	4	4
Number of securities called by each warrant | shares														1	1	1
Number of warrant issued | shares														8,321,058	8,321,058	5,100,000
Class of warrant or right grant date fair value | $														$ 888,444	$ 888,444	$ 524,089
Exercise price of warrants														$ 0.25	$ 0.25	$ 0.25
Several Investors [Member] | Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Number of units issued | shares													2,282.5
Debt Instrument, Face Amount | $													$ 2,282,500
Units issued, price per unit													$ 1,000
Secured convertible promissory note issued per unit													$ 1,000
Interest rate percentage													10.00%
Debt instrument conversion price													$ 0.15
Number of warrants granted per unit | shares													4
Number of securities called by each warrant | shares													1
Number of warrant issued | shares													9,130,000
Class of warrant or right grant date fair value | $													$ 1,038,081
Exercise price of warrants													$ 0.25
Two Investors [Member] | Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Number of units issued | shares												818.0
Debt Instrument, Face Amount | $												$ 818,000
Units issued, price per unit												$ 1,000
Secured convertible promissory note issued per unit												$ 1,000
Interest rate percentage												10.00%
Debt instrument conversion price												$ 0.15
Number of warrants granted per unit | shares												4
Number of securities called by each warrant | shares												1
Number of warrant issued | shares												3,272,000
Class of warrant or right grant date fair value | $												$ 363,846
Exercise price of warrants												$ 0.25
Convertible Noteholders [Member]
Debt Instrument, Face Amount | $																		$ 100,000		100,000	$ 124,603
Number of warrant issued | shares											498,418										498,418
Number of warrant issued for consultant for marketing services | shares																					150,000
Accrued interest satisfied by issuance of warrants | $											$ 100,000									$ 100,000	$ 124,603
Exercise price of warrants																		$ 2.50		$ 2.50	$ 0.25
Class Of Warrant Or Right Grants In Period | shares																					498,418
Number of warrants for every amount of accrued interest																					4,000 warrants for every $1,000 of accrued interest
Warrants granted, exercisable period																					3 years 9 months 18 days
Accrued interest per warrant																					$ 124,603
Consultant Services [Member]
Exercise price of warrants																					$ 0.25
Class Of Warrant Or Right Grants In Period | shares																					150,000
Warrant [Member]
Number of warrant issued | shares										19,979,107
Warrant [Member] | Security Purchase Agreements [Member] | Minimum [Member]
Exercise price of warrants																					$ 0.16
Warrant [Member] | Security Purchase Agreements [Member] | Minimum [Member] | Monte Carlo Simulation Model [Member]
Exercise price of warrants																					0.16
Warrant [Member] | Security Purchase Agreements [Member] | Maximum [Member]
Exercise price of warrants																					0.25
Warrant [Member] | Security Purchase Agreements [Member] | Maximum [Member] | Monte Carlo Simulation Model [Member]
Exercise price of warrants																					$ 0.25
Warrant [Member] | Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Number of shares issued | shares						4,000
Common Stock [Member]
Market price						$ 2.50
Share issue price			$ 0.60
Number of shares issued for service (in shares) | shares			72,000
Share price			$ 0.60
Payroll expense | $			$ 43,200
Common Stock [Member] | Security Purchase Agreements [Member]
Number of warrant issued | shares																					3,200,000
Common Stock [Member] | Warrant [Member]
Description of warrant issued										These warrants were issued on October 22, 2018, April 22, 2019, May 20, 2019, July 22, 2019, September 16, 2019 and January 15, 2020.
Number of warrant issued | shares			17,773,881	572,354	18,346,235		18,346,235			19,979,107
Agreegate price of warrant | $					$ 3,300,000		$ 3,300,000			$ 3,200,000							$ 3,300,000
Maturity date			Aug. 31, 2020	Jul. 03, 2020
Exercise price of warrants			$ 0.18	$ 0.15	$ 0.155
Description of fair value of warrant																					Fair value at the reduced price of $0.16 per warrant and fair value at the contractual price of $0.25. The fair values of the warrants at $0.16 and $0.25.
Warrant inducement expense | $																					$ 845,415
Common Stock [Member] | Warrant [Member] | Minimum [Member]
Exercise price of warrants										$ 0.16
Common Stock [Member] | Warrant [Member] | Maximum [Member]
Exercise price of warrants										$ 0.25
Common Stock [Member] | Warrant [Member] | Two Consultants [Member]
Description of warrant issued		On October 25, 2020, the Company notified holders of the October 2018 warrants exercisable at $0.25 that it was exercising its early termination right and that the respective warrants would expire November 27, 2020. Between October 25, 2020 and November 27, 2020, holders of 1,890,787 warrants issued during the October 2018 financing and outstanding as of October 25, 2020 exercised warrants for 1,890,787 shares of common stock, generating approximately $470,000.
Number of warrant issued | shares																						750,000
Exercise price of warrants																						$ 0.155
Common Stock [Member] | Warrant [Member] | Consultants [Member]
Number of shares issued | shares								750,000	117,925
Number of warrant issued | shares									117,925
Exercise price of warrants								$ 0.155	$ 0.18
Proceeds from issuance of warrant | $								$ 683,190	$ 21,000